Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended
	May 31, 2025	May 31, 2025
Parvin Hedged Equity Solari World Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%	1.27%
Msci All Country World Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.17%	9.53%